RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of Right of Use Asset

The following table summarizes the Company’s right-of-use assets outstanding at December 31:

	2021	2020
	$	$
Balance, January 1	867	31
Additions	613	941
Amortization expense	(303)	(105)
Balance, December 31	1,177	867

Summary of Maturity Analysis

The following table summarizes the Company's lease liabilities outstanding at December 31:

	2021	2020
	$	$
Balance, January 1	917	30
Additions	613	941
Payment of lease liabilities	(276)	(90)
Interest expense on lease liabilities	73	36
Balance, December 31	1,327	917

Less than one year	346	166
One to five years	981	751
	1,327	917